Income and Expenses - Summary of Financing Costs - Net (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Interest on loans and other related items (Notes 21 and 28)	₱ 10,860	₱ 10,482	₱ 10,333
Accretion on lease liabilities (Note 10)	2,064	1,170	1,125
Accretion on financial liabilities	375	239	146
Financing charges	215	105	79
Capitalized interest (Notes 9 and 29)	(1,748)	(1,582)	(1,597)
Total financing costs – net	₱ 11,766	₱ 10,414	₱ 10,086